Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
Retail Banking consists of two business units, Homes and Everyday Banking. Homes provides prime UK mortgage lending to owner occupiers and buy-to-let landlords with small portfolios. Everyday Banking provides banking services and unsecured lending to individuals and small businesses as well alongside wealth management for high-net-worth clients.
–Consumer Finance provides prime auto consumer financing for individuals, businesses, and automotive distribution networks.
–Corporate & Commercial Banking provides banking products and services to SMEs, mid-sized and larger corporates, typically with annual turnovers of between £2m and £500m as well as to Local Authorities and Housing Associations.
–Corporate Centre provides treasury services for asset and liability management of our balance sheet, as well as management of non-core and legacy portfolios.
Retail Banking delivers products through our omni-channel presence comprising branches, ATMs, telephony, digital and intermediary channels. Consumer Finance business is primarily introduced by car dealerships acting as our intermediary along with a small amount of new business introduced via digital channels. Corporate and Commercial Banking expertise is provided by relationship managers, product specialists and through digital and telephony channels, and cover clients' needs both in the UK and overseas. In addition, Corporate and Investment Banking (CIB) provided services to corporate clients with an annual turnover of £500m and above. Santander UK transferred a significant part of the CIB business to the London branch of Banco Santander SA under a part VII banking business transfer scheme which completed on 11 October 2021. The residual parts of the business were wound down or transferred to other segments.
In December 2022, we transferred £1.5bn (2021: £2.3bn; 2020: £3.2bn) of social housing loans, and £0.4bn of non-core Liabilities (2021: £0.9bn; 2020: £nil) to our CCB segment from Corporate Centre to reflect the way these assets are managed, and restated comparatives accordingly. This resulted in an increase in profit before tax in CCB of £2.9m (2021: decrease of £2.7m; 2020: decrease of £6.3m) and an equal but opposite impact in Corporate Centre.
The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment

For the years ended 31 December

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income / (expense)	3,671	180	580	(6)	4,425
Non-interest income / (expense)	209	195	146	(19)	531
Total operating income	3,880	375	726	(25)	4,956
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,682)	(144)	(342)	(175)	(2,343)
Credit impairment (charges)/write-backs	(262)	(27)	(31)	—	(320)
Provisions for other liabilities and charges	(394)	(6)	(8)	(11)	(419)
Total operating credit impairment (charges)/write-backs, provisions and charges	(656)	(33)	(39)	(11)	(739)
Profit/(loss) from continuing operations before tax	1,542	198	345	(211)	1,874

Revenue from external customers	4,109	513	732	(398)	4,956
Inter-segment revenue	(229)	(138)	(6)	373	—
Total operating income	3,880	375	726	(25)	4,956

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit cards	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	5	104
Total fee and commission income	677	20	137	5	839
Fee and commission expense	(478)	(5)	(18)	(8)	(509)
Net fee and commission income/(expense)	199	15	119	(3)	330

Customer loans	191,836	5,384	18,518	—	215,738
Total assets(3)	200,872	10,371	18,518	55,452	285,213
Of which assets held for sale	—	—	—	49	49
Customer deposits	161,748	—	24,798	3,365	189,911
Total liabilities	161,821	1,223	24,473	83,289	270,806

Average number of full-time equivalent staff	15,212	531	2,336	44	18,123
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,356	233	397	—	(37)	3,949
Non-interest income	205	178	112	—	55	550
Total operating income	3,561	411	509	—	18	4,499
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,701)	(163)	(365)	—	(281)	(2,510)
Credit impairment (charges)/write-backs	98	33	90	—	12	233
Provisions for other liabilities and charges	(185)	4	(34)	—	(162)	(377)
Total operating credit impairment (charges)/write-backs, provisions and charges	(87)	37	56	—	(150)	(144)
Profit/(loss) from continuing operations before tax	1,773	285	200	—	(413)	1,845

Revenue from external customers	4,010	489	619	—	(619)	4,499
Inter-segment revenue	(449)	(78)	(110)	—	637	—
Total operating income/(expense)	3,561	411	509	—	18	4,499

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit cards	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	5	79
Total fee and commission income	570	10	112	—	5	697
Fee and commission expense	(380)	—	(22)	—	(9)	(411)
Net fee and commission income	190	10	90	—	(4)	286

Customer loans	183,023	4,984	19,281	—	—	207,288
Total assets(3)	190,629	8,873	19,281	—	68,315	287,098
Customer deposits	156,991	—	26,466	—	2,758	186,215
Total liabilities	157,622	1,173	26,513	—	85,688	270,996

Average number of full-time equivalent staff	16,149	670	2,281	528	76	19,704

2020
Net interest income	2,753	264	355	—	16	3,388
Non-interest income	245	127	96	—	(4)	464
Total operating income	2,998	391	451	—	12	3,852
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,792)	(166)	(324)	—	(108)	(2,390)
Credit impairment (charges)/write-backs	(264)	(44)	(294)	—	(36)	(638)
Provisions for other liabilities and charges	(157)	(8)	(6)	—	(93)	(264)
Total operating credit impairment (charges)/write-backs, provisions and charges	(421)	(52)	(300)	—	(129)	(902)
Profit/(loss) from continuing operations before tax	785	173	(173)		(225)	560

Revenue from external customers	3,669	501	608	—	(926)	3,852
Inter-segment revenue	(671)	(110)	(157)	—	938	—
Total operating income	2,998	391	451	—	12	3,852

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	442	—	42	—	—	484
–Insurance, protection and investments	65	—	—	—	—	65
–Credit card fees	66	—	—	—	—	66
–Non-banking and other fees(2)	3	10	50	—	2	65
Total fee and commission income	576	10	92	—	2	680
Fee and commission expense	(335)	—	(22)	—	(4)	(361)
Net fee and commission income	241	10	70	—	(2)	319

Customer loans	175,380	8,025	20,822	2,784	0	207,011
Total assets(3)	183,154	11,143	20,820	2,784	74,431	292,332
Customer deposits	152,167	—	24,985	6,506	2,049	185,707
Total liabilities	152,687	2,397	25,011	6,517	89,784	276,396

Average number of full-time equivalent staff	18,198	640	2,405	716	39	21,998
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.
(4)CIB results presented as discontinued operations. See Note42.

The main differences between Customer loans and Loans and advances to customers (Note 13) are balances in Corporate Centre held for liquidity purposes. The main differences between Customer deposits and Deposits by customers (Note 23) are equity-linked deposits and intercompany deposits.
Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.